DoubleLine Colony Real Estate and Income Fund

Schedule of Investments

December 31, 2019 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 6.7%
748,749	AASET Ltd., Series 2018-1A-A	3.84%	^	01/16/2038	753,753
940,314	Castlelake Aircraft Securitization Trust, Series 2019-1A-A	3.97%	^	04/15/2039	957,606
352,391	Consumer Loan Underlying Bond Credit Trust, Series 2018-P1-A	3.39%	^	07/15/2025	353,597
427,926	Consumer Loan Underlying Bond Credit Trust, Series 2019-P2-A	2.47%	^	10/15/2026	428,205
550,207	CPS Auto Receivables Trust, Series 2019-B-A	2.89%	^	05/16/2022	551,879
426,443	DRB Prime Student Loan Trust, Series 2015-D-A2	3.20%	^	01/25/2040	429,812
377,101	Foundation Finance Trust, Series 2019-1A-A	3.86%	^	11/15/2034	382,638
500,000	GAIA Aviation Ltd., Series 2019-1-A	3.97%	^§	12/15/2044	501,267
500,000	Kabbage Funding LLC, Series 2019-1-A	3.83%	^	03/15/2024	505,628
465,910	Marlette Funding Trust, Series 2019-4A-A	2.39%	^	12/17/2029	466,331
468,162	Prosper Marketplace Issuance Trust, Series 2019-4A-A	2.48%	^	02/17/2026	468,022
560,057	SoFi Consumer Loan Program Trust, Series 2019-1-A	3.24%	^	02/25/2028	564,073
336,118	SoFi Consumer Loan Program Trust, Series 2019-2-A	3.01%	^	04/25/2028	338,685
743,750	Stack Infrastructure Issuer LLC, Series 2019-1A-A2	4.54%	^	02/25/2044	779,064
473,214	START Ireland, Series 2019-1-A	4.09%	^	03/15/2044	483,033
710,000	Textainer Marine Containers Ltd., Series 2019-1A-A	3.96%	^	04/20/2044	715,529
387,307	Upgrade Receivables Trust, Series 2019-1A-A	3.48%	^	03/15/2025	388,817
629,262	Upstart Securitization Trust, Series 2019-2-A	2.90%	^	09/20/2029	631,120

Total Asset Backed Obligations (Cost $9,604,412)					9,699,059

Bank Loans - 4.1%
115,000	1011778 B.C. Unlimited Liability Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.55%		11/19/2026	115,273
25,000	Access CIG LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.44%		02/27/2025	25,021
64,669	Acrisure LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.19%		11/22/2023	64,952
70,000	Aldevron LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.19%		10/13/2026	70,875
109,718	AlixPartners LLP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	4.55%		04/04/2024	110,515
4,505	Allied Universal Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	6.05%		07/10/2026	4,537
45,496	Allied Universal Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	6.05%		07/10/2026	45,827
60,000	Almonde, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 1.00% Floor)	5.70%		06/13/2024	59,708
109,214	American Airlines, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.74%		12/15/2023	109,745
14,962	American Tire Distributors, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 7.50%, 1.00% Floor, 8.00% PIK)	9.30%		09/02/2024	13,429
54,720	Ascend Learning LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.80%		07/12/2024	55,148
84,522	AssuredPartners, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.30%		10/22/2024	84,913
20,000	Avaya, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	5.99%		12/16/2024	19,685
161,427	Axalta Coating Systems Dutch Holding B.B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.75%)	3.69%		05/31/2024	162,010
115,307	Berry Global, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.22%		07/01/2026	115,780
63,768	Blackhawk Network Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.80%		06/16/2025	63,887
40,000	Buckeye Partners LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.44%		11/02/2026	40,411
94,758	Caesars Resort Collection LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.55%		12/23/2024	95,064
160,521	Calpine Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.25%)	4.20%		04/06/2026	161,685
60,000	Capri Acquisitions BidCo Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%)	4.93%		11/01/2024	59,542
25,000	Cengage Learning, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.05%		06/07/2023	23,971
56,084	Change Healthcare Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 1.00% Floor)	4.30%		03/01/2024	56,365
4,988	Clear Channel Outdoor Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.30%		08/21/2026	5,024
103,944	CSC Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.24%		04/15/2027	104,571
25,000	Deerfield Holdings Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.05%		02/13/2025	24,975
103,788	Dell International LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%, 0.75% Floor)	3.80%		09/19/2025	104,645
20,000	Diamond BC B.V.,Guaranteed Senior Secured First Lien Term Loan	4.91%	±	09/06/2024	19,645
40,000	DigiCert Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	5.80%		10/16/2026	40,200
162,448	E.W. Scripps Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.30%		05/01/2026	163,337
15,000	EG America LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	5.96%		02/06/2025	14,970
114,722	Equinox Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.80%		03/08/2024	115,356
78,851	ESH Hospitality, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.80%		09/18/2026	79,601
108,703	Filtration Group Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.80%		03/31/2025	109,293
30,000	Flex Acquisition, Senior Secured First Lien Term Loan	4.91%	±	12/29/2023	29,831
40,000	Genesee & Wyoming, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.00%)	3.91%		11/06/2026	40,436
105,772	Gentiva Health Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%) Golden Nugget, Inc., Senior Secured First Lien Term Loan	5.56%		07/02/2025	106,467
58,100	(3 Month LIBOR USD + 2.75%, 0.75% Floor)	4.68%		10/04/2023	58,378
51,396	(3 Month LIBOR USD + 2.75%, 0.75% Floor)	4.72%		10/04/2023	51,642
2,235	(1 Month LIBOR USD + 2.75%, 0.75% Floor)	4.55%		10/04/2023	2,245
26,737	GrafTech Finance, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.30%		02/12/2025	26,704
98,148	Gray Television, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.20%		01/02/2026	98,907
208,417	HD Supply, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.55%		10/17/2023	210,109
15,000	H-Food Holdings LLC, Senior Secured First Lien Term Loan	5.60%	±	05/31/2025	14,895
109,722	Hyland Software, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	5.30%		07/01/2024	110,502
155,200	IAA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.00%		06/29/2026	156,655
39,796	Informatica LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.05%		08/05/2022	40,017
9,975	ION Trading Technologies SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	6.06%		11/21/2024	9,576
79,595	IRB Holding Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	5.22%		02/05/2025	80,209
119,418	Iron Mountain Information Management LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.55%		01/02/2026	119,305
109,427	Jaguar Holding Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 1.00% Floor)	4.30%		08/18/2022	110,161
107,412	JBS USA Lux S.A., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.80%		05/01/2026	108,530
50,000	Kestrel Bidco, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.72%		12/11/2026	50,514
110,265	Level 3 Financing Inc, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.55%		03/01/2027	110,782
2,256	Mavis Tire Express Services Corporation, Senior Secured First Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 3.25%)	5.05%	&	03/20/2025	2,205
17,698	Mavis Tire Express Services Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.05%		03/20/2025	17,300
29,924	Mitchell International, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.05%		11/29/2024	29,742
14,962	MLN US HoldCo LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.19%		11/28/2025	14,202
116,481	Nexstar Broadcasting, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.45%		09/18/2026	117,296
24,938	Panther BF Aggregator 2 LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.30%		04/30/2026	25,070
35,000	PetSmart, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	5.74%		03/11/2022	34,695
59,898	Project Alpha Intermediate Holding, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 1.00% Floor)	5.49%		04/26/2024	60,123
114,704	Reynolds Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.55%		02/06/2023	115,207
112,568	RPI Finance Trust, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.80%		03/27/2023	113,641
59,700	Sedgwick Claims Management Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	5.80%		09/03/2026	60,322
104,467	SolarWinds Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.55%		02/05/2024	105,292
99,798	Sophia LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	5.19%		09/30/2022	100,155
45,000	Sotera Health Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 1.00% Floor)	6.29%		12/11/2026	45,239
32,519	Sprint Communications, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.75% Floor)	4.31%		02/02/2024	32,291
135,743	SS&C Technologies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.05%		04/16/2025	136,827
78,762	Tempo Acquisition LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.55%		05/01/2024	79,370
103,126	Trans Union LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.55%		11/13/2026	103,671
106,413	Transdigm, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.30%		06/09/2023	106,934
19,950	Travelport Finance SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	6.94%		05/29/2026	18,713
35,000	Uber Technologies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	5.74%		04/04/2025	35,037
114,601	UFC Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.05%		04/29/2026	115,516
119,700	Ultimate Software Group, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.55%		05/04/2026	120,654
114,713	US Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%, 0.75% Floor)	3.80%		09/14/2026	115,376
60,000	Vertafore, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.05%		07/02/2025	59,438
114,744	VICI Properties 1 LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.79%		12/20/2024	115,444
	Vistra Operations Company LLC, Senior Secured First Lien Term Loan
86,558	(1 Month LIBOR USD + 1.75%)	3.55%		12/31/2025	87,197
20,304	(1 Month LIBOR USD + 1.75%)	3.49%		12/31/2025	20,454
60,000	WP CPP Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	5.68%		04/30/2025	59,700

Total Bank Loans (Cost $5,879,919)					5,922,936

Collateralized Loan Obligations - 11.4%
500,000	CarVal Ltd., Series 2019-2A-A (3 Month LIBOR USD + 1.35%, 1.35% Floor)	3.62%	^	07/20/2032	499,683
500,000	CBAM Ltd., Series 2019-10A-A1A (3 Month LIBOR USD + 1.42%, 1.42% Floor)	3.39%	^	04/20/2032	502,022
500,000	CBAM Ltd., Series 2019-10A-B (3 Month LIBOR USD + 2.05%, 2.05% Floor)	4.02%	^	04/20/2032	500,530
450,000	Cedar Funding Ltd., Series 2017-8A-A1 (3 Month LIBOR USD + 1.25%)	3.25%	^	10/17/2030	450,074
1,000,000	CFIP Ltd., Series 2013-1A-AR (3 Month LIBOR USD + 1.34%)	3.31%	^	04/20/2029	1,001,026
1,000,000	Elmwood Ltd., Series 2019-2A-A (3 Month LIBOR USD + 1.45%, 1.45% Floor)	3.42%	^	04/20/2031	1,004,855
500,000	Elmwood Ltd., Series 2019-2A-B (3 Month LIBOR USD + 2.10%, 2.10% Floor)	4.07%	^	04/20/2031	502,098
1,000,000	Halcyon Loan Advisors Funding Ltd., Series 2017-1A-A1B (3 Month LIBOR USD + 1.28%)	3.22%	^	06/25/2029	995,069
1,000,000	KVK Ltd., Series 2013-1A-AR (3 Month LIBOR USD + 0.90%)	2.90%	^	01/14/2028	997,427
500,000	LCM LP, Series 19A-AR (3 Month LIBOR USD + 1.24%, 1.24% Floor)	3.24%	^	07/15/2027	500,247
1,000,000	Midocean Credit Partners, Series 2018-8A-A1 (3 Month LIBOR USD + 1.15%)	3.05%	^	02/20/2031	992,531
1,000,000	MP Ltd., Series 2013-2A-ARR (3 Month LIBOR USD + 1.28%)	3.22%	^	07/25/2029	999,996
418,453	OFSI Fund Ltd., Series 2014-7A-AR (3 Month LIBOR USD + 0.90%)	2.90%	^	10/18/2026	418,584
1,000,000	OFSI Fund Ltd., Series 2018-1A-A (3 Month LIBOR USD + 1.15%, 1.15% Floor)	3.15%	^	07/15/2031	993,368
1,000,000	Park Avenue Institutional Advisers Ltd., Series 2018-1A-A1A (3 Month LIBOR USD + 1.28%, 1.28% Floor)	3.25%	^	10/20/2031	999,495
775,000	Shackleton Ltd., Series 2015-7RA-A1 (3 Month LIBOR USD + 1.17%)	3.17%	^	07/15/2031	768,646
900,000	Steele Creek Ltd., Series 2019-1A-B (3 Month LIBOR USD + 2.20%, 2.20% Floor)	4.20%	^	04/15/2032	904,030
1,000,000	VERDE Ltd., Series 2019-1A-A (3 Month LIBOR USD + 1.35%, 1.35% Floor)	3.35%	^	04/15/2032	1,002,613
1,000,000	Wind River Ltd., Series 2013-2A-AR (3 Month LIBOR USD + 1.23%)	3.23%	^	10/18/2030	997,231
1,000,000	Wind River Ltd., Series 2014-2A-AR (3 Month LIBOR USD + 1.14%, 1.14% Floor)	3.14%	^	01/15/2031	994,009
500,000	Wind River Ltd., Series 2019-3A-B (3 Month LIBOR USD + 2.10%)	4.10%	^	04/15/2031	500,253

Total Collateralized Loan Obligations (Cost $16,467,260)					16,523,787

Foreign Corporate Bonds - 7.2%
200,000	Adani Ports & Special Economic Zone Ltd.	3.95%		01/19/2022	204,972
200,000	AES Gener S.A. (5 Year Swap Rate USD + 4.64%)	7.13%	^	03/26/2079	210,258
200,000	Alibaba Group Holding Ltd.	3.13%		11/28/2021	204,011
280,000	AstraZeneca PLC	2.38%		11/16/2020	280,930
25,000	AstraZeneca PLC	2.38%		06/12/2022	25,286
200,000	Avolon Holdings Funding Ltd.	3.63%	^	05/01/2022	205,170
200,000	Axiata SPV2 BHD	3.47%		11/19/2020	201,726
200,000	Banco Bradesco S.A.	5.90%		01/16/2021	206,680
150,000	Banco de Reservas de la Republica Dominicana	7.00%		02/01/2023	158,251
200,000	Banco del Estado de Chile	2.67%		01/08/2021	200,672
100,000	Banco do Brasil S.A. (10 Year CMT Rate + 7.78%)	8.50%	†	10/20/2020	104,270
200,000	Banco Nacional de Comercio Exterior S.N.C. (5 Year CMT Rate + 3.00%)	3.80%		08/11/2026	202,821
150,000	Banco Santander	2.50%		12/15/2020	150,135
200,000	Bancolombia S.A.	5.95%		06/03/2021	210,580
150,000	Bangkok Bank PCL	4.80%		10/18/2020	153,005
95,000	Bank of Montreal	2.90%		03/26/2022	96,849
200,000	BBVA Bancomer S.A. (5 Year CMT Rate + 3.00%)	5.35%		11/12/2029	202,572
100,000	Brasil Bolsa Balcao S.A	5.50%		07/16/2020	101,790
200,000	CNOOC Finance Ltd.	2.63%		05/05/2020	200,232
100,000	Coca-Cola Femsa S.A.B. de C.V.	4.63%		02/15/2020	100,252
200,000	Colombia Telecomunicaciones S.A. (5 Year Swap Rate USD + 6.96%)	8.50%	†	03/30/2020	202,689
200,000	Comcel Trust	6.88%		02/06/2024	205,419
200,000	DBS Group Holdings Ltd. (3 Month LIBOR USD + 0.49%)	2.38%		06/08/2020	200,188
118,213	ENA Norte Trust	4.95%		04/25/2023	122,401
200,000	Export Import Bank of Thailand (3 Month LIBOR USD + 0.85%)	2.76%		05/23/2024	201,190
150,000	Freeport-McMoRan, Inc.	3.55%		03/01/2022	152,142
200,000	Global Bank Corporation	4.50%		10/20/2021	206,482
200,000	Globo Comunicacao e Participacoes S.A.	4.88%		04/11/2022	208,264
50,000	Grupo Bimbo S.A.B. de C.V.	4.88%		06/30/2020	50,619
200,000	GrupoSura Finance S.A.	5.70%		05/18/2021	208,832
53,325	Interoceanica Finance Ltd.	0.00%		11/30/2025	49,059
150,000	Inversiones CMPC S.A.	4.50%		04/25/2022	155,262
200,000	Itau Unibanco Holdings S.A.	6.20%		04/15/2020	202,950
150,000	Macquarie Bank Ltd.	2.10%	^	10/17/2022	150,452
200,000	Malayan Banking BHD (5 Year Swap Rate USD + 2.54%)	3.91%		10/29/2026	203,542
200,000	MARB BondCo PLC	7.00%		03/15/2024	208,917
155,000	Mitsubishi UFJ Financial Group, Inc.	3.22%		03/07/2022	158,795
200,000	Nacional Financiera S.N.C.	3.38%		11/05/2020	201,470
200,000	Oleoducto Central S.A.	4.00%		05/07/2021	204,082
200,000	ONGC Videsh Ltd.	2.88%		01/27/2022	200,537
126,824	Panama Metro Line SP	0.00%		12/05/2022	122,109
200,000	Pertamina Persero PT	4.88%		05/03/2022	211,077
200,000	Perusahaan Listrik Negara PT	5.50%		11/22/2021	212,080
100,000	Petrobras Global Finance B.V.	5.38%		01/27/2021	103,342
200,000	Petronas Global Sukuk Ltd.	2.71%		03/18/2020	200,140
200,000	PTTEP Canada International Finance Ltd.	5.69%		04/05/2021	208,207
250,000	Reliance Holdings, Inc.	4.50%		10/19/2020	253,879
200,000	Scotiabank Peru S.A.A. (3 Month LIBOR USD + 3.86%)	4.50%		12/13/2027	207,072
200,000	Sinochem Overseas Capital Ltd.	4.50%		11/12/2020	203,602
200,000	Sinopec Group Overseas Development Ltd.	2.50%		04/28/2020	200,154
175,000	Southern Copper Corporation	5.38%		04/16/2020	176,526
305,000	Sumitomo Mitsui Financial Group, Inc.	2.06%		07/14/2021	305,446
200,000	Tecnoglass, Inc.	8.20%		01/31/2022	216,962
200,000	Telefonica Chile S.A.	3.88%		10/12/2022	206,062
200,000	Toronto-Dominion Bank	3.25%		06/11/2021	204,265
200,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 1.65%)	2.88%		03/08/2027	200,578
200,000	UPL Corporation	3.25%		10/13/2021	200,871

Total Foreign Corporate Bonds (Cost $10,231,498)					10,346,126

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 0.8%
100,000	Brazilian Government International Bond	4.88%		01/22/2021	103,275
200,000	Chile Government International Bond	3.88%		08/05/2020	202,050
200,000	Colombia Government International Bond	4.38%		07/12/2021	206,602
200,000	Dominican Republic International Bond	7.50%		05/06/2021	208,002
200,000	Indonesia Government International Bond	3.75%		04/25/2022	206,794
250,000	Wakala Global Sukuk BHD	4.65%		07/06/2021	259,420

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $1,181,405)					1,186,143

Non-Agency Commercial Mortgage Backed Obligations - 13.0%
1,000,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-E (1 Month LIBOR USD + 3.40%, 3.40% Floor)	5.14%	^	06/15/2035	1,005,743
264,000	BBCMS Mortgage Trust, Series 2015-MSQ-D	3.99%	#^	09/15/2032	267,620
1,000,000	BBCMS Mortgage Trust, Series 2018-CBM-D (1 Month LIBOR USD + 2.39%, 2.39% Floor)	4.13%	^	07/15/2037	1,000,580
186,000	BBCMS Mortgage Trust, Series 2019-BWAY-E (1 Month LIBOR USD + 2.85%, 2.85% Floor)	4.59%	^	11/25/2034	185,571
265,000	BFLD, Series 2019-DPLO-F (1 Month LIBOR USD + 2.54%, 2.54% Floor)	4.28%	^	10/15/2034	265,144
261,000	BHP Trust, Series 2019-BXHP-D (1 Month LIBOR USD + 1.77%, 1.77% Floor)	3.51%	^	08/15/2036	259,877
680,540	BX Trust, Series 2018-EXCL-C (1 Month LIBOR USD + 1.98%, 1.98% Floor)	3.71%	^	09/15/2037	681,241
250,000	BX Trust, Series 2019-IMC-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	3.64%	^	04/15/2034	251,222
162,000	BX Trust, Series 2019-MMP-E (1 Month LIBOR USD + 1.90%, 1.90% Floor)	3.64%	^	08/15/2036	162,309
750,000	BXP Trust, Series 2017-CQHP-E (1 Month LIBOR USD + 3.00%, 3.00% Floor)	4.74%	^	11/15/2034	751,107
244,000	Carbon Capital Commercial Mortgage Trust, Series 2019-FL2-B (1 Month LIBOR USD + 2.85%, 2.85% Floor)	4.59%	^	10/15/2035	245,945
750,000	CHT Mortgage Trust, Series 2017-CSMO-E (1 Month LIBOR USD + 3.00%, 3.00% Floor)	4.74%	^	11/15/2036	753,356
277,000	CLNC Ltd., Series 2019-FL1-D (1 Month LIBOR USD + 2.90%, 2.90% Floor)	4.63%	^	08/20/2035	277,969
545,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-C	4.48%	#	10/10/2048	576,632
1,000,000	Commercial Mortgage Trust, Series 2016-GCT-D	3.46%	#^	08/10/2029	1,004,438
253,000	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4-E (1 Month LIBOR USD + 2.15%, 2.15% Floor)	3.89%	^	05/15/2036	253,737
550,000	DBGS Mortgage Trust, Series 2018-5BP-D (1 Month LIBOR USD + 1.35%, 1.35% Floor)	3.09%	^	06/15/2033	550,888
135,000	DBUBS Mortgage Trust, Series 2017-BRBK-E	3.53%	#^	10/10/2034	134,423
281,000	Fontainebleau Miami Beach Trust, Series 2019-FBLU-F	4.09%	^	12/10/2036	276,025
281,000	Fontainebleau Miami Beach Trust, Series 2019-FBLU-G	4.09%	^	12/10/2036	271,826
234,000	GPMT Ltd., Series 2019-FL2-D (1 Month LIBOR USD + 2.95%, 2.95% Floor)	4.69%	^	02/22/2036	234,822
826,000	Great Wolf Trust, Series 2019-WOLF-F (1 Month LIBOR USD + 3.13%, 3.13% Floor)	4.85%	^	12/15/2036	825,746
256,000	Greystone Commercial Real Estate Notes, Series 2019-FL2-D (1 Month LIBOR USD + 2.40%, 2.40% Floor)	4.66%	^	09/15/2037	257,214
725,000	GS Mortgage Securities Trust, Series 2017-500K-F (1 Month LIBOR USD + 1.80%, 2.15% Floor)	3.54%	^	07/15/2032	725,697
187,000	GS Mortgage Securities Trust, Series 2019-SMP-E (1 Month LIBOR USD + 2.60%, 2.60% Floor)	4.34%	^	08/15/2032	187,785
261,000	GSCG Trust, Series 2019-600C-E	4.12%	#^	09/06/2034	259,426
261,000	GSCG Trust, Series 2019-600C-G	4.12%	#^	09/06/2034	245,837
600,000	Hilton USA Trust, Series 2016-SFP-E	5.52%	^	11/05/2035	602,753
234,728	HPLY Trust, Series 2019-HIT-F (1 Month LIBOR USD + 3.15%, 3.15% Floor)	4.89%	^	11/15/2036	235,021
279,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-MINN-E (1 Month LIBOR USD + 2.50%, 2.50% Floor)	4.27%	^	11/15/2035	278,868
1,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3-D	5.66%	#^	02/15/2046	996,640
750,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON-C	3.76%	#^	01/05/2031	767,893
700,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-D	3.97%	#^	09/15/2047	694,462
750,000	LCCM Mortgage Trust, Series 2014-909-E	3.90%	#^	05/15/2031	751,799
750,000	Morgan Stanley Capital Trust, Series 2014-150E-F	4.30%	#^	09/09/2032	768,793
304,000	MRCD Mortgage Trust, Series 2019-PARK-G	2.72%	^	12/15/2036	277,060
385,000	NLY Commercial Mortgage Trust, Series 2019-FL2-B (1 Month LIBOR USD + 1.90%, 1.90% Floor)	3.64%	^	02/15/2036	387,066
750,000	Rosslyn Portfolio Trust, Series 2017-ROSS-E (1 Month LIBOR USD + 3.00%, 3.99% Floor)	4.74%	^	06/15/2033	754,983
277,000	TRTX Issuer Ltd., Series 2019-FL3-D (1 Month LIBOR USD + 2.45%, 2.45% Floor)	4.19%	^	09/15/2034	277,969

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $18,489,767)					18,705,487

Non-Agency Residential Collateralized Mortgage Obligations - 10.7%
1,403,302	Ajax Mortgage Loan Trust, Series 2018-E-A	4.38%	#^	06/25/2058	1,425,027
445,051	Bellemeade Ltd., Series 2017-1-M1 (1 Month LIBOR USD + 1.70%)	3.49%	^	10/25/2027	446,091
554,246	Bunker Hill Loan Depositary Trust, Series 2019-1-A1	3.61%	^§	10/26/2048	561,414
2,022,917	Citigroup Mortgage Loan Trust, Series 2019-B-A1	3.26%	#^	04/25/2066	2,029,729
780,666	HMIR, Series 2019-1-M1 (1 Month LIBOR USD + 1.65%)	3.44%	^	05/25/2029	782,153
1,284,184	Legacy Mortgage Asset Trust, Series 2019-GS1-A1	4.00%	^§	01/25/2059	1,299,446
1,648,343	Legacy Mortgage Asset Trust, Series 2019-GS6-A1	3.00%	^§	06/25/2059	1,649,414
819,403	Pretium Mortgage Credit Partners LLC, Series 2019-1A-A1	4.50%	^§	01/25/2024	823,425
704,485	Pretium Mortgage Credit Partners LLC, Series 2019-NPL1-A1	4.21%	^§	07/25/2060	706,631
1,612,166	Pretium Mortgage Credit Partners LLC, Series 2019-NPL2-A1	3.84%	^§	12/25/2058	1,617,104
630,499	PRPM LLC, Series 2019-3A-A1	3.35%	^§	07/25/2024	632,814
1,765,148	Vericrest Opportunity Loan Trust, Series 2019-NPL2-A1	3.97%	^§	02/25/2049	1,774,560
554,593	VOLT LLC, Series 2017-NP11-A1	3.38%	^§	10/25/2047	556,317
1,164,589	VOLT LLC, Series 2019-NPL1-A1A	4.34%	^§	01/25/2049	1,174,392

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $15,394,961)					15,478,517

US Corporate Bonds - 6.0%
105,000	AbbVie, Inc.	2.30%	^	11/21/2022	105,571
95,000	Air Lease Corporation	2.50%		03/01/2021	95,442
205,000	American Express Company	3.70%		11/05/2021	211,251
210,000	Analog Devices, Inc.	2.95%		01/12/2021	211,769
185,000	Anthem, Inc.	2.50%		11/21/2020	185,852
25,000	Anthem, Inc.	3.30%		01/15/2023	25,868
210,000	AT&T, Inc.	2.80%		02/17/2021	211,901
205,000	Bank of America Corporation (3 Month LIBOR USD + 0.79%)	2.68%		03/05/2024	206,067
255,000	BAT Capital Corporation	2.76%		08/15/2022	258,714
95,000	BB&T Corporation	2.20%		03/16/2023	95,614
200,000	Bristol-Myers Squibb Company	2.60%	^	05/16/2022	203,303
95,000	Capital One Financial Corporation	2.40%		10/30/2020	95,302
305,000	Cardinal Health, Inc.	2.62%		06/15/2022	308,080
90,000	Caterpillar Financial Services Corporation	1.90%		09/06/2022	90,170
205,000	Cigna Corporation	3.40%		09/17/2021	209,881
201,000	Cintas Corporation	2.90%		04/01/2022	205,022
305,000	Citigroup, Inc. (3 Month LIBOR USD + 1.02%)	2.93%		06/01/2024	308,720
195,000	Comcast Corporation	3.45%		10/01/2021	200,726
205,000	Consolidated Edison, Inc.	2.00%		05/15/2021	205,138
200,000	CVS Health Corporation	3.70%		03/09/2023	208,327
250,000	Daimler Finance North America LLC	2.30%	^	02/12/2021	250,496
190,000	Delta Air Lines, Inc.	3.40%		04/19/2021	192,654
100,000	DTE Energy Company	2.25%		11/01/2022	100,005
95,000	DTE Energy Company	2.53%		10/01/2024	95,479
70,000	DuPont de Nemours, Inc.	3.77%		11/15/2020	70,981
205,000	eBay, Inc.	2.75%		01/30/2023	207,956
150,000	General Electric Company	2.70%		10/09/2022	152,043
205,000	Hyundai Capital America	2.85%	^	11/01/2022	207,310
200,000	JPMorgan Chase & Company (3 Month LIBOR USD + 0.70%)	3.21%		04/01/2023	204,782
155,000	Marsh & McLennan Companies, Inc. (3 Month LIBOR USD + 1.20%)	3.16%		12/29/2021	155,147
200,000	Microchip Technology, Inc.	3.92%		06/01/2021	204,560
185,000	Mondelez International, Inc.	3.00%		05/07/2020	185,543
10,000	Mondelez International, Inc.	3.63%		05/07/2023	10,485
310,000	Morgan Stanley (3 Month LIBOR USD + 0.93%)	2.88%		07/22/2022	312,996
200,000	NextEra Energy Capital Holdings. Inc.	2.90%		04/01/2022	204,098
205,000	Northrop Grumman Corporation	2.08%		10/15/2020	205,244
105,000	Occidental Petroleum Corporation	2.70%		08/15/2022	106,106
205,000	Omnicom Capital, Inc.	3.63%		05/01/2022	212,334
165,000	PayPal Holdings, Inc.	2.20%		09/26/2022	165,959
205,000	Penske Truck Leasing Company	2.70%	^	11/01/2024	206,508
115,000	Prudential Financial, Inc.	4.50%		11/16/2021	120,725
30,000	Prudential Financial, Inc.	3.50%		05/15/2024	31,919
190,000	PSEG Power LLC	3.85%		06/01/2023	199,404
100,000	Republic Services, Inc.	2.50%		08/15/2024	101,163
40,000	Reynolds American, Inc.	4.00%		06/12/2022	41,631
150,000	Schlumberger Holdings Corporation	3.75%	^	05/01/2024	158,050
155,000	Simon Property Group LP	2.00%		09/13/2024	154,217
195,000	Union Pacific Corporation	3.20%		06/08/2021	198,742
200,000	Verizon Communications, Inc. (3 Month LIBOR USD + 1.10%)	3.01%		05/15/2025	204,741
200,000	Waste Management, Inc.	2.95%		06/15/2024	206,645
195,000	Welltower, Inc.	3.63%		03/15/2024	204,854

Total US Corporate Bonds (Cost $8,567,870)					8,715,495

US Government and Agency Mortgage Backed Obligations - 7.7%
968,349	Federal Home Loan Mortgage Corporation, Pool SB8011	3.00%		10/01/2034	993,058
890,706	Federal Home Loan Mortgage Corporation, Series 4771-NA	4.00%		11/15/2042	900,865
2,225,316	Federal Home Loan Mortgage Corporation, Series 3316-FA (1 Month LIBOR USD + 0.27%, 0.27% Floor, 7.00% Cap)	2.01%		05/15/2037	2,210,602
3,044,703	Federal National Mortgage Association, Series 2011-93-GF (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	2.24%		04/25/2039	3,045,854
942,997	Federal National Mortgage Association, Series 2012-110-MF (1 Month LIBOR USD + 0.46%, 0.46% Floor, 6.50% Cap)	2.25%		10/25/2042	946,305
1,000,886	Federal National Mortgage Association, Series 2012-56-FA (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap)	2.34%		06/25/2042	1,008,462
2,054,187	Federal National Mortgage Association, Series 2014-73-AF (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap)	2.24%		11/25/2044	2,050,277

Total US Government and Agency Mortgage Backed Obligations (Cost $11,134,809)					11,155,423

US Government and Agency Obligations - 11.3%
3,160,000	United States Treasury Notes	2.25%		03/31/2020	3,164,521
1,190,000	United States Treasury Notes	2.75%		09/15/2021	1,212,806
1,230,000	United States Treasury Notes	1.50%		10/31/2021	1,228,174
4,160,000	United States Treasury Notes	1.63%		04/30/2023	4,157,935
5,930,000	United States Treasury Notes	2.25%		12/31/2023	6,061,264
480,000	United States Treasury Notes	1.75%		06/30/2024	481,162

Total US Government and Agency Obligations (Cost $16,240,966)					16,305,862

Short Term Investments - 8.9%
1,670,322	First American Government Obligations Fund - Class U	1.53%	♦		1,670,322
1,670,322	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	1.51%	♦		1,670,322
1,670,322	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	1.51%	♦		1,670,322
2,460,000	United States Treasury Bills	0.00%		01/30/2020	2,457,225
2,960,000	United States Treasury Bills	0.00%		04/30/2020	2,945,113
2,460,000	United States Treasury Bills	0.00%		02/06/2020	2,456,449

Total Short Term Investments (Cost $12,867,686)					12,869,753

Total Investments - 87.8% (Cost $126,060,553)					126,908,588
Other Assets in Excess of Liabilities - 12.2%					17,683,921

NET ASSETS - 100.0%					$144,592,509

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

§

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of December 31, 2019.

#

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2019.

±

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of December 31, 2019.

†	Perpetual Maturity

♦	Seven-day yield as of December 31, 2019

&	Unfunded or partially unfunded loan commitment. At December 31, 2019, the value of these securities amounted to $2,205 or 0.0% of net assets.

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Non-Agency Commercial Mortgage Backed Obligations	13.0%
Collateralized Loan Obligations	11.4%
US Government and Agency Obligations	11.3%
Non-Agency Residential Collateralized Mortgage Obligations	10.7%
Short Term Investments	8.9%
US Government and Agency Mortgage Backed Obligations	7.7%
Foreign Corporate Bonds	7.2%
Asset Backed Obligations	6.7%
US Corporate Bonds	6.0%
Bank Loans	4.1%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.8%
Other Assets and Liabilities	12.2%

100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Non-Agency Commercial Mortgage Backed Obligations	13.0%
Collateralized Loan Obligations	11.4%
US Government and Agency Obligations	11.3%
Non-Agency Residential Collateralized Mortgage Obligations	10.7%
Short Term Investments	8.9%
US Government and Agency Mortgage Backed Obligations	7.7%
Asset Backed Obligations	6.7%
Banking	3.9%
Energy	1.3%
Utilities	1.0%
Telecommunications	1.0%
Healthcare	0.8%
Media	0.8%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.8%
Transportation	0.8%
Electronics/Electric	0.7%
Technology	0.5%
Pharmaceuticals	0.5%
Automotive	0.5%
Aerospace & Defense	0.5%
Chemicals/Plastics	0.5%
Finance	0.4%
Business Equipment and Services	0.4%
Insurance	0.4%
Building and Development (including Steel/Metals)	0.3%
Hotels/Motels/Inns and Casinos	0.3%
Containers and Glass Products	0.3%
Real Estate	0.3%
Food Service	0.2%
Mining	0.2%
Food Products	0.2%
Industrial Equipment	0.2%
Environmental Control	0.2%
Beverage and Tobacco	0.2%
Consumer Products	0.2%
Leisure	0.2%
Commercial Services	0.1%
Pulp & Paper	0.1%
Diversified Manufacturing	0.1%
Financial Intermediaries	0.1%
Construction	0.1%
Retailers (other than Food/Drug)	0.0%	~
Other Assets and Liabilities	12.2%

	100.0%

~	Represents less than 0.05% of net assets

EXCESS RETURN SWAPS

Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation) / Value
Colony Capital Fundamental US Real Estate Index Excess Return º	Barclays Capital, Inc.	Long	0.45%	Termination	02/27/2020	34,000,000	$5,170,719
Colony Capital Fundamental US Real Estate Index Excess Return º	Barclays Capital, Inc.	Long	0.45%	Termination	02/13/2020	30,000,000	5,020,475
Colony Capital Fundamental US Real Estate Index Excess Return º	Barclays Capital, Inc.	Long	0.45%	Termination	01/23/2020	25,000,000	4,725,838
Colony Capital Fundamental US Real Estate Index Excess Return º	Barclays Capital, Inc.	Long	0.45%	Termination	01/09/2020	15,900,000	2,713,749
Colony Capital Fundamental US Real Estate Index Excess Return º	Barclays Capital, Inc.	Long	0.45%	Termination	04/30/2020	8,800,000	719,292
Colony Capital Fundamental US Real Estate Index Excess Return º	BNP Paribas	Long	0.45%	Termination	11/18/2020	14,000,000	(481,153)

							$17,868,920

º

The Colony Capital Fundamental US Real Estate Index Excess Return aims to provide notional long exposure to Real Estate Investment Trusts (REITs) excluding mortgage REITs that meet certain market capitalization, liquidity and fundamental criteria. The constituents of the index are ordinary shares, which are REITs. Information on the sector constituents as of December 31, 2019, is available on the Barclays Capital, Inc. website at https://indices.barclays/doubleline.

A summary of the DoubleLine Colony Real Estate and Income Fund ‘s investments in affiliated mutual funds for the period ended December 31, 2019 is as follows:

Fund	Value at March 31, 2019	Gross Purchases	Gross Sales	Shares Held at December 31, 2019	Value at December 31, 2019	Change in Unrealized for the Period Ended December 31, 2019	Dividend Income Earned in the Period Ended December 31, 2019	Net Realized Gain (Loss) in the Period Ended December 31, 2019
DoubleLine Floating Rate Fund (Class I)	$9,516,745	$-	$(9,556,192)	-	$-	$(16,745)	$86,733	$56,192

	$9,516,745	$-	$(9,556,192)	-	$-	$(16,745)	$86,733	$56,192

Notes to Schedule of Investments December 31, 2019 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 19 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, Doubleline Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Colony Real Estate and Income Fund, Doubleline Emerging Markets Local Currency Bond Fund and Doubleline Income Fund (each, a “Fund” and, collectively, the “Funds”). For financial information related to the DoubleLine Selective Credit Fund, please refer to the DoubleLine Selective Credit Fund’s separate schedule of investments. Shares of the DoubleLine Emerging Markets Local Currency Bond Fund are currently only available for purchase by employees and officers of DoubleLine Capital LP (“DoubleLine Capital”) and DoubleLine Alternatives LP (formerly DoubleLine Commodity LP) (each, an “Adviser” and, collectively, the “Advisers”), their affiliates and their family members, and the Advisers and their affiliates.

Each Fund is classified as a diversified fund under the 1940 Act, except the Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund and Doubleline Income Fund, which are classified as non-diversified Funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and commencement of operations of each share class are as follows:

Commencement of Operations

Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares

DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019

DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019

DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—

DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—

DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019

DoubleLine Floating Rate Fund	Seek high level of current income	2/1/2013	2/1/2013	—	—

DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019

DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019

DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—

DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—

DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—

DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—

DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—

DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—	—

DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—

DoubleLine Colony Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—

DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—

DoubleLine Income Fund	Maximize total return through investment principally in Income-producing securities	9/32019	9/3/2019	—	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities

•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Notes to Financial Statements (Cont.)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer

US bonds and notes of government and government agencies	Standard inputs

Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by the Adviser in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of December 31, 20191:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund

Investments in Securities

Level 1

Money Market Funds	$1,189,354,017	$384,634,197	$16,543,475	$12,419,958	$235,584,630	$6,950,221

Affiliated Mutual Funds	79,639,488	1,483,273,873	—	9,076,580	49,450,000	—

Exchange Traded Funds and Common Stocks	—	1,286,237	1,720,586	3,210,755	672,646	—

Total Level 1	1,268,993,505	1,869,194,307	18,264,061	24,707,293	285,707,276	6,950,221

Level 2

US Government and Agency Mortgage Backed Obligations	24,882,550,619	2,313,443,961	—	5,564,007	544,422,045	—

Non-Agency Residential Collateralized Mortgage Obligations	14,522,308,240	1,060,796,857	—	11,274,972	1,394,508,544	—

Non-Agency Commercial Mortgage Backed Obligations	4,012,025,333	803,584,697	—	—	1,297,157,791	—

US Government and Agency Obligations	4,163,160,760	2,424,459,076	—	—	411,031,657	—

Collateralized Loan Obligations	2,524,681,978	342,490,859	—	—	1,054,136,235	—

Asset Backed Obligations	2,049,878,065	327,459,078	—	—	589,770,423	—

Other Short Term Investments	1,498,513,416	65,332,405	—	5,458,950	197,466,884	—

US Corporate Bonds	—	1,619,431,904	—	—	438,961,292	19,912,187

Foreign Corporate Bonds	—	1,531,264,726	1,128,881,651	—	1,196,067,170	711,959

Bank Loans	—	322,886,047	—	—	202,727,632	239,506,204

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	108,959,187	68,913,184	—	99,174,854	—

Municipal Bonds	—	10,787,161	—	—	—	—

Total Level 2	53,653,118,411	10,930,895,958	1,197,794,835	22,297,929	7,425,424,527	260,130,350

Level 3

Non-Agency Residential Collateralized Mortgage Obligations	303,692,065	40,498,689	—	936,253	—	—

Collateralized Loan Obligations	1,484,264	—	—	268,888	—	—

Asset Backed Obligations	—	5,645,472	—	—	—	—

Non-Agency Commercial Mortgage Backed Obligations	—	3,618,495	—	—	—	—

Foreign Corporate Bonds	—	51,002	82,503	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	305,176,329	49,813,658	82,503	1,205,141	—	—

Total	$55,227,288,245	$12,849,903,923	$1,216,141,399	$48,210,363	$7,711,131,803	$267,080,571

Other Financial Instruments

Level 1

Futures Contracts	$(19,856,182)	$—	$—	$104,501	$—	$—

Total Level 1	—	—	—	104,501	—	—

Level 2

Excess Return Swaps	—	—	—	843,394	—	—

Interest Rate Swaps	—	—	—	45,988	—	—

Total Level 2	—	—	—	889,382	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$—	$993,883	$—	$—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund

Investments in Securities

Level 1

Money Market Funds	$491,140,377	$73,616,933	$5,559,765	$920,493	$7,122,324	$29,923,768

Affiliated Mutual Funds	300,249,400	108,421,722	—	—	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	—	—	—	—

US Government and Agency Obligations	—	—	—	—	—	—

Exchange Traded Funds and Common Stocks	—	97,187	159,999	—	—	—

Total Level 1	791,389,777	182,135,842	5,719,764	920,493	7,122,324	29,923,768

Level 2

Non-Agency Commercial Mortgage Backed Obligations	1,063,507,765	157,808,958	—	—	—	—

US Government and Agency Obligations	964,566,790	92,148,540	—	21,375,905	—	248,967,094

Non-Agency Residential Collateralized Mortgage Obligations	960,563,604	295,411,292	—	—	—	—

Collateralized Loan Obligations	900,094,520	221,163,684	—	—	—	—

US Government and Agency Mortgage Backed Obligations	704,916,525	11,271,491	—	62,598,068	—	—

Foreign Corporate Bonds	682,611,334	240,894,951	188,106,808	—	—	—

Asset Backed Obligations	497,933,431	61,598,525	—	—	—	—

Other Short Term Investments	462,152,016	—	—	2,482,880	358,386,251	—

US Corporate Bonds	410,297,185	109,055,351	—	—	—	—

Bank Loans	329,735,792	74,212,295	—	—	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	52,368,058	9,142,811	29,615,849	—	—	977,402,545

Total Level 2	7,028,747,020	1,272,707,898	217,722,657	86,456,853	358,386,251	1,226,369,639

Level 3

Non-Agency Commercial Mortgage Backed Obligations	2,364,229	497,931	—	—	—	—

Foreign Corporate Bonds	1,498	1,500	4,494	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	—	23,726,749	—	—	—	—

Collateralized Loan Obligations	—	212,038	—	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	2,365,727	24,438,218	4,494	—	—	—

Total	$7,822,502,524	$1,479,281,958	$223,446,915	$87,377,346	$365,508,575	$1,256,293,407

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$(650,235)	$—	$—

Total Level 1	—	—	—	(650,235)	—	—

Level 2

Excess Return Swaps	799,914,815	—	—	—	16,289,493	—

Total Level 2	799,914,815	—	—	—	16,289,493	—

Level 3	—	—	—	—	—	—

Total	$799,914,815	$—	$—	$(650,235)	$16,289,493	$—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Colony Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund

Investments in Securities

Level 1

Money Market Funds	$11,144,972	$4,630,979	$6,620,589	$5,010,966	$88,254	$2,822,615

Affiliated Mutual Funds	—	—	2,695,123	—	—	—

Total Level 1	11,144,972	4,630,979	9,315,712	5,010,966	88,254	2,822,615

Level 2

Asset Backed Obligations	253,192,200	—	3,768,451	9,699,059	—	13,991,545

US Corporate Bonds	170,939,073	100,404,206	3,978,864	8,715,495	—	—

Foreign Corporate Bonds	97,825,872	59,373,285	4,688,791	10,346,126	478,368	—

Commercial Paper	—	158,178,788	—	—	—	—

US Government and Agency Mortgage Backed Obligations	—	17,744,229	5,192,194	11,155,423	—	—

Collateralized Loan Obligations	—	—	7,237,043	16,523,787	—	10,898,010

Non-Agency Residential Collateralized Mortgage Obligations	—	—	7,467,547	15,478,517	—	27,088,269

Non-Agency Commercial Mortgage Backed Obligations	—	—	6,773,735	18,705,487	—	30,499,685

US Government and Agency Obligations	—	—	7,451,346	16,305,862	—	5,234,386

Other Short Term Investments	—	—	3,580,331	7,858,787	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	651,029	1,186,143	9,269,433	—

Bank Loans	—	—	—	5,922,936	—	—

Total Level 2	521,957,145	335,700,508	50,789,331	121,897,622	9,747,801	87,711,895

Level 3

Foreign Corporate Bonds	10,358,078	—	—	—	—	—

Asset Backed Obligations	2,924,147	—	—	—	—	—

Total Level 3	13,282,225	—	—	—	—	—

Total	$546,384,342	$340,331,487	$60,105,043	$126,908,588	$9,836,055	$90,534,510

Other Financial Instruments

Level 1	$—	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—	—

Level 2

Excess Return Swaps	—	—	5,263,918	17,868,920	—	—

Forward Currency Exchange Contracts	—	—	431,324	—	—	—

Total Level 2	—	—	5,695,242	17,868,920	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$5,695,242	$17,868,920	$—	$—

See the Schedules of Investments for further disaggregation of investment categories.

1 There were no transfers into or out of Level 1 during the period ended December 31, 2019.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Multi-Asset Growth Fund (Consolidated)	Fair Value as of 3/31/2019	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2019	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2019 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$1,042,150	$-	$(99,597)	$(6,300)	$-	$-	$-	$-	$936,253	$(99,597)
Collateralized Loan Obligations	-	-	-	-	-	-	268,888	-	268,888	-

Total	$1,042,150	$-	$(99,597)	$(6,300)	$-	$-	$268,888	$-	$1,205,141	$(99,597)

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2019 may be due to a security that was not held or categorized as Level 3 at either period end

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Multi-Asset Growth Fund (Consolidated)	Fair Value as of 12/31/2019 *	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$936,253	Market Comparables	Market Quotes	$102.89 ($102.89)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$268,888	Market Comparables	Market Quotes	$26.89 ($26.89)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2019	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2019	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2019 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$31,930,691	$26,354	$(1,353,690)	$331,998	$258,259	$(156,065)	$-	$(7,310,798)	$23,726,749	$(1,279,146)
Non-Agency Commercial Mortgage Backed Obligations	502,275	-	(4,344)	-	-	-	-	-	497,931	(4,344)
Collateralized Loan Obligations	-	-	-	-	-	-	212,038	-	212,038	-
Foreign Corporate Bonds	-	-	(195,500)	-	197,000	-	-	-	1,500	-

Total	$32,432,966	$26,354	$(1,553,534)	$331,998	$455,259	$(156,065)	$212,038	$(7,310,798)	$24,438,218	$(1,283,490)

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2019 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 12/31/2019 *	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$23,726,749	Market Comparables	Market Quotes	$93.95 - $102.89 ($99.15)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$497,931	Market Comparables	Yields	42.15% (42.15%)	Increase in yields would have resulted in the decrease in the fair value of the security
Collateralized Loan Obligations	$212,038	Enterprise Value	Market Quotes	$4.28 ($4.28)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$1,500	Enterprise Value	EBITDA multiples	5x - 6.5x (5.75x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Infrastructure Income Fund	Fair Value as of 3/31/2019	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2019	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2019 [3]
Investments in Securities
Foreign Corporate Bonds	$10,288,000	$(1,280)	$261,580	$(2,083)	$-	$(188,139)	$-	$-	$10,358,078	$268,267
Asset Backed Obligations	4,987,050	10,364	(663)	-	-	(2,072,604)	-	-	2,924,147	5,555

Total	$15,275,050	$9,084	$260,917	$(2,083)	$-	$(2,260,743)	$-	$-	$13,282,225	$273,822

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2019 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Infrastructure Income Fund	Fair Value as of 12/31/2019*	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Foreign Corporate Bonds	$10,358,078	Market Comparables	Market Quotes	$107.00 ($107.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$2,924,147	Market Comparables	Market Quotes	$99.99 ($99.99)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

+ Unobservable inputs were weighted by the relative fair value of the instruments.